Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	September 30, 2020 (Unaudited)

	Shares	Value
Common Stocks (98.1%)
AL Rajhi Bank (Banks)	2,450	$42,915
Alibaba Group Holding Ltd. (Internet & Direct Marketing Retail)	7,000	258,858
Alibaba Health Information Technology Ltd.* (Health Care Technology)	34,000	83,656
Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	3,638	105,925
Asian Paints Ltd. (Chemicals)	3,239	87,210
Ayala Land, Inc. (Real Estate Management & Development)	59,481	36,447
Azul SA ADR* (Airlines)	1,110	14,608
Banco BTG Pactual SA (Capital Markets)	1,800	23,201
Britannia Industries Ltd. (Food Products)	1,803	93,154
CD Projekt SA* (Entertainment)	167	18,085
China International Travel Service Corp. Ltd., Class A (Hotels, Restaurants & Leisure)	2,300	75,289
China Merchants Bank Co. Ltd. (Banks)	15,000	71,432
Clicks Group Ltd. (Food & Staples Retailing)	1,250	16,601
CP All Public Co. Ltd. (Food & Staples Retailing)	13,900	26,457
Credicorp Ltd. (Banks)	145	17,979
Detsky Mir PJSC* (Specialty Retail)	16,760	25,372
FirstRand Ltd. (Diversified Financial Services)	6,100	14,997
Foshan Haitian Flavouring & Food Co. Ltd., A Shares (Food Products)	2,680	64,075
Galaxy Entertainment Group Ltd. (Hotels, Restaurants & Leisure)	14,000	94,760
Grupo Financiero Banorte Sab de CV* (Banks)	8,400	29,030
Haidilao International Holding Ltd. (Hotels, Restaurants & Leisure)	10,000	72,377
Halyk Savings Bank of Kazakhstan JSC GDR (Banks)	1,350	14,394
HDFC Bank Ltd.* (Banks)	7,362	108,487
Hindustan Unilever Ltd. (Household Products)	2,717	76,328
Jiangsu Hengrui Medicine Co. Ltd., Class A (Pharmaceuticals)	4,460	59,039
KAZ Minerals PLC (Metals & Mining)	4,175	28,224
LG Household & Health Care Ltd. (Personal Products)	50	62,084
Li-Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	23,000	107,928
Lojas Renner SA (Multiline Retail)	4,000	28,300
MercadoLibre, Inc.* (Internet & Direct Marketing Retail)	41	44,382
Mr. Price Group Ltd. (Specialty Retail)	1,970	15,534
NAVER Corp. (Interactive Media & Services)	242	61,364
Nestle India Ltd. (Food Products)	355	76,599
New Oriental Education & Technology Group, Inc. ADR* (Diversified Consumer Services)	946	141,427
Ping An Healthcare & Technology Co. Ltd.* (Health Care Technology)	5,800	74,904
Ping An Insurance (Group) Co. of China Ltd., H Shares (Insurance)	7,000	72,216
Prosus NV* (Internet & Direct Marketing Retail)	585	53,972
PT Bank Central Asia TBK (Banks)	35,300	64,595
Raia Drogasil SA (Food & Staples Retailing)	7,400	31,047
Rumo SA* (Road & Rail)	10,242	34,799
Sberbank of Russia PJSC ADR* (Banks)	2,150	25,123
Shanghai International Airport Co. Ltd., Class A (Transportation Infrastructure)	7,700	77,659
Suzano SA* (Paper & Forest Products)	3,800	30,702
TAL Education Group ADR* (Diversified Consumer Services)	498	37,868
TCS Group Holdings PLC GDR (Banks)	790	20,896
Tencent Holdings Ltd. (Interactive Media & Services)	1,900	126,531
Vipshop Holdings Ltd. ADR* (Internet & Direct Marketing Retail)	3,588	56,116
Wal-Mart de Mexico Sab de CV (Food & Staples Retailing)	14,600	34,948
Yandex NV, Class A (Interactive Media & Services)	546	35,626
TOTAL COMMON STOCKS (Cost $2,510,501)		2,873,520
TOTAL INVESTMENTS (Cost $2,510,501) — 98.1%		2,873,520
Other Net Assets (Liabilities) — 1.9%		57,124
NET ASSETS — 100.0%		$2,930,644

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The Emerging Markets Great Consumer VIT Fund invested in the following industries as of September 30, 2020:

	Value	% of Net Assets
Airlines	$14,608	0.5%
Banks	394,851	13.5%
Capital Markets	23,201	0.8%
Chemicals	87,210	3.0%
Diversified Consumer Services	179,295	6.2%
Diversified Financial Services	14,997	0.5%
Entertainment	18,085	0.6%
Food & Staples Retailing	109,053	3.8%
Food Products	233,828	8.0%
Health Care Providers & Services	105,925	3.6%
Health Care Technology	158,560	5.5%
Hotels, Restaurants & Leisure	242,426	8.2%
Household Products	76,328	2.6%
Insurance	72,216	2.5%
Interactive Media & Services	223,521	7.5%
Internet & Direct Marketing Retail	413,328	14.1%
Metals & Mining	28,224	1.0%
Multiline Retail	28,300	1.0%
Paper & Forest Products	30,702	1.0%
Personal Products	62,084	2.1%
Pharmaceuticals	59,039	2.0%
Real Estate Management & Development	36,447	1.2%
Road & Rail	34,799	1.2%
Specialty Retail	40,906	1.4%
Textiles, Apparel & Luxury Goods	107,928	3.7%
Transportation Infrastructure	77,659	2.6%
Other Net Assets	57,124	1.9%
Total	$2,930,644	100.0%

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Emerging Markets Great Consumer VIT Fund	September 30, 2020 (Unaudited)

The Emerging Markets Great Consumer VIT Fund invested in securities with exposure to the following countries as of September 30, 2020:

	Value	% of Net Assets
Argentina	$44,382	1.5%
Brazil	162,657	5.6%
China	1,295,719	44.3%
Cyprus	20,896	0.7%
Hong Kong	178,416	6.1%
India	547,703	18.7%
Indonesia	64,595	2.2%
Kazakstan	14,394	0.5%
Mexico	63,978	2.2%
Netherlands	53,972	1.8%
Peru	17,979	0.6%
Philippines	36,447	1.2%
Poland	18,085	0.6%
Russia	86,121	2.9%
Saudi Arabia	42,915	1.5%
South Africa	47,132	1.6%
South Korea	123,448	4.2%
Thailand	26,457	0.9%
United Kingdom	28,224	1.0%
Other Net Assets	57,124	1.9%
Total	$2,930,644	100.0%